Inventories (Tables)	9 Months Ended
Sep. 30, 2012
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	September 30, 2012	December 31, 2011
Finished goods	$624,941	$610,569
Raw materials and purchased components	180,254	163,030
Health care supplies	133,175	133,769
Work in process	87,744	60,128
Inventories	$1,026,114	$967,496